SHARE OPTION AND WARRANTS RESERVE - Summary of Changes in Share Option and Warrants Reserve (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 shares	Jun. 30, 2024	Jun. 30, 2023 USD ($) shares
OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS
Period start, outstanding (in shares) | shares		5,852,864		5,562,984
Share options, granted (in shares) | shares		41,787		154,666
Share options, exercised (in shares) | shares		(158,247)
Share warrants exercised (in shares) | shares		(50,000)		(5,828)
Shares options forfeited (in shares) | shares		(194,593)		(6,042)
Share options expired (in shares) | shares		(29,583)
Period end, outstanding (in shares) | shares		6,056,135		5,705,780
USD thousand
Beginning balance	$ 7,414			$ 4,411
Share options expense	1,223			1,487
Share options granted	14			124
Share options exercised	(349)
Share warrants exercised	(85)			(13)
Share options forfeited	(257)			0
Share options expired	(182)
Ending balance	8,900			$ 6,009
Restricted Share Units
OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS
Restricted Share Units granted (in shares)		605,370	605,370
Restricted Share Units forfeited (in shares)		(11,463)	(11,463)
USD thousand
Restricted Share Units granted	1,134
Restricted Share Units forfeited	$ (12)